Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Amortization of intangible assets	$ 1,389	$ 1,314	$ 1,412